Income Taxes	5 Months Ended	12 Months Ended
	Oct. 15, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The Company's full pretax income (loss) for the twelve weeks and twenty-four weeks ended October 15, 2023 and October 9, 2022 was from U.S. domestic operations. Our effective tax rate ("ETR") from continuing operations was (0.8)% and 0% for the twelve and twenty-four weeks ended October 15, 2023, and (1.5)% and 5.4% for the twelve and twenty-four weeks ended October 9, 2022, respectively, and consists of state income taxes. There were no significant discrete items recorded for the twelve weeks and twenty-four weeks ended October 15, 2023 and October 9, 2022, respectively.
Income Taxes
The components of income tax expense are as follows:

	Fiscal Year Ended
	April 30, 2023	April 24, 2022	April 25, 2021
Current:
State and local	$192	$38	$13
Total current	192	38	13
Income tax expense	$192	$38	$13
The income tax provision attributable to net income (loss) differed from the amounts computed by applying the U.S. federal income tax rate of 21% to income (loss) before income tax for the years ended April 30, 2023, April 24, 2022, and April 25, 2021 due to the following (in thousands):

	Fiscal Year Ended
	April 30, 2023	April 24, 2022	April 25, 2021
U.S. federal provision at statutory tax rate	$(1,540)	$(2,075)	$(6,297)
State income taxes, net of federal benefit	(711)	(762)	(1,387)
Permanent differences	102	140	148
PPP loan forgiveness	(1,755)	(573)	—
Stock compensation	(12)	(2)	(29)
Tax credits	(157)	(361)	(255)
Change in valuation allowance	4,265	3,671	7,833
Income tax expense	$192	$38	$13
The effective tax rate for the years ended April 30, 2023, April 24, 2022, April 25, 2021 was approximately –2.6%, 0.4%, and 0%, respectively.
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities at April 30, 2023 and April 24, 2022 are as follows (in thousands):

	April 30, 2023	April 24, 2022
Deferred tax assets:
Accrued occupancy costs	$—	$597
Amount due to customers	1,474	1,657
Operating lease liabilities	28,481	25,785
Section 163(j) limitation	1,481	1,017
Net operating losses	14,961	9,069
Tax credits	4,328	4,171
Other accrued liabilities	97	54
Stock compensation	271	223
Property and equipment - State	2,002	2,625
Property and equipment - Federal	—	8,905
Other	3	3
Deferred tax assets	53,098	54,106
Valuation allowance	(43,021)	(38,756)
Net deferred tax assets	$10,077	$15,350

Deferred tax liabilities:
Property and equipment	$(4,599)	$—
Operating lease right-of-use assets	(5,478)	(15,350)
Total deferred tax liabilities	(10,077)	(15,350)
Net deferred tax liabilities	$—	$—
As of April 30, 2023, the Company had federal and state net operating loss (NOL) carryforwards of $61.4 million and $61.3 million, respectively, resulting in an NOL deferred tax asset of $15.0 million.
The federal NOLs generated prior to 2018 of $15.1 million, expire at various times between 2029 and 2038. The federal NOLs generated post tax reform (beginning in 2018) of $46.3 million can be carried forward indefinitely.
As of April 30, 2023, the Company generated $61.3 million in state NOLs, and this amount is subject to various carryforward periods; the state NOLs will expire at various times between 2024 and 2043.
The Company recorded a valuation allowance to reflect the estimated amount of certain U.S. and state deferred tax assets that, more likely than not, will not be realized. In making such a determination, the Company evaluates a variety of factors including the Company's operating history, accumulated deficit, and the existence of taxable or deductible temporary differences and reversal periods. The net change in total valuation allowance for the years ended April 30, 2023, April 24, 2022 and April 25, 2021, was an increase of $4.3 million, $3.7 million and $7.8 million, respectively. The fiscal year 2023 and fiscal year 2022 valuation allowance movements were both driven primarily by U.S. and state NOL and credit carryforwards that are not expected on a more likely than not basis to be realized.
The Company recognizes the benefit of tax positions taken or expected to be taken in its tax returns in the consolidated financial statements when it is more likely than not that the position will be sustained upon examination by authorities. Recognized tax positions are measured at the largest amount of benefit that is greater than fifty percent likely of being realized upon settlement. As of years ended April 30, 2023 and April 24, 2022, the Company recorded no accrual for unrecognized tax benefits.
The Company classifies interest expense and penalties related to the underpayment of income taxes in the consolidated financial statements as income tax expense. As of fiscal years ended April 30, 2023 and April 24, 2022, the Company recorded no accrued interest and penalties related to unrecognized tax benefits due to available income tax attribute carryforwards.
The Company files U.S. federal and various state income tax returns. In the normal course of business, the Company is subject to examination by taxing authorities. The Company is subject to tax examination in the U.S., various states and for the tax years 2019 to the present for federal, and 2019 to present for states. However, the taxing authorities may continue to examine the Company's federal and state net operating loss carryforwards until the statute of limitations closes on the tax years in which the federal and state net operating losses are utilized.

NOTE 10 — INCOME TAX
The Company’s net deferred tax assets at December 31, 2022 and 2021 is as follows:

	December 31,
	2022	2021
Deferred tax assets
Capitalized start-up costs	$329,224	$4,009
Net operating loss carryforwards	—	2,334
Total deferred tax assets	329,224	6,343
Valuation allowance	(317,149)	(6,343)
Deferred tax liabilities
Accrued expenses & other	(12,075)	—
Total deferred tax liabilities	(12,075)	—
Net deferred tax assets	$—	—
The components of the income tax provision for the years ended December 31, 2022 and 2021 is as follows:

	December 31,
	2022	2021
Current expense
Federal	$783,546	—
State	—	—
Deferred benefit
Federal	(312,476)	(4,673)
State	1,670	(1,670)
Change in Valuation Allowance	310,806	6,343
Income tax expense	$783,546	—
As of December 31, 2022, the Company has no state or federal net operating loss carryforwards.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2022, and for the period from March 10, 2021 (inception) through December 31, 2021, the change in the valuation allowance was $310,806 and $6,343, respectively.
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021is as follows:

	December 31,
	2022	2021
Statutory U.S. federal income tax rate	21.00%	21.00%
Change in fair value of warrant liabilities	(18.15)%	0.00%
State taxes, net of federal tax benefit	(0.01)%	7.51%
Change in valuation allowance	1.88%	(28.51)%
Income tax provision	4.74%	0.00%
The Company’s effective tax rates for the periods presented differ from the expected (statutory) rates due to changes in state taxes, net of federal tax benefit, and the recording of full valuation allowances on deferred tax assets.
The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open and subject to examination. The Company considers Delaware to be a significant state tax jurisdiction.